Stockholders’ Deficiency (Details) - Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model - $ / shares				9 Months Ended	12 Months Ended
	Sep. 24, 2024	Dec. 31, 2023	Aug. 31, 2023	Sep. 30, 2024	Dec. 31, 2023
Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate	3.49%		6.31%	3.66%	3.38%
Dividend yield
Expected life (in years)	2 years		3 years 2 months 19 days	1 year 11 months 23 days	4 years 1 month 24 days
Volatility	80.00%		110.00%	80.00%	87.00%
Weighted average fair value per warrant (in Dollars per share)			$ 0.14		$ 0.37
Warrant Liability [Member]
Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate		3.38%	5.14%	2.76%
Dividend yield
Expected life (in years)		4 years 1 month 24 days	1 year	3 years 4 months 20 days
Volatility		87.00%	131.00%	87.00%
Weighted average fair value per warrant (in Dollars per share)		$ 9.25	$ 4	$ 6.47
Share Options [Member]
Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate		3.12%
Expected life (in years)		10 years
Volatility		103.00%
Weighted average fair value per warrant (in Dollars per share)		$ 3.25